Income Taxes (Tables)	12 Months Ended
Jun. 30, 2022
Schedule of Income Tax
	As at	As at
	June 30,	June 30,
	2022	2021
Net income (loss) for the year before recovery of income taxes	$16,120,203	$(41,960,484)
Expected income tax (recovery) expense	4,271,860	(11,119,530)
Non-deductible expenses and other	30,060	-
Share cost of issue booked to equity	-	(30,060)
Share based compensation	102,270	992,210
Change in value of warrant liability	(5,108,610)	9,668,900
Difference in foreign tax rates	172,620	63,830
Change in tax benefits not recognized	531,800	424,650
Income tax (recovery) expense	$-	$-

Schedule components of deferred tax
	As at	As at
	June 30,	June 30,
	2022	2021
Deferred tax assets
Canadian operating tax losses carried forward	$71,230	$54,590
Non-Canadian operating tax losses carried forward	9,210	-
Capital lease obligation	17,490	-
Royalty obligation	-	318,060
Share issuance cost	-	387,770
Subtotal of deferred tax assets	97,930	760,420
Deferred tax liabilities
Property, plant, and equipment	(26,700)	-
Royalty obligation	(71,230)	(760,420)
Subtotal of deferred tax liabilities	(97,930)	(760,420)
Net deferred tax liability	$-	$-

Schedule of Unrecognized Deferred Tax Assets
	As at	As at
	June 30,	June 30,
	2022	2021
Canadian operating tax losses carried forward	$27,271,150	$25,041,650
Non-Canadian operating tax losses carried forward	1,506,390	1,465,890
Property, plant, and equipment	2,242,280	188,560
Share and debt issuance cost	1,088,970	-
Capital losses carried forward	54,160	53,000
Tax credits	31,550	-
Canadian resource pools – mineral properties	-	3,754,990
Unrecognized deferred tax assets	$32,194,500	$30,504,090

Schedule Of operating tax losses carry-forward
As at
June 30,
2022
2027	582,990
2028	825,960
2029	835,300
2030	1,413,130
2031	1,991,290
2032	2,545,640
2033	2,122,930
2034	2,583,920
2035	2,057,840
2036	1,480,630
2037	3,107,930
2038	941,970
2039	1,819,670
2040	1,409,880
2041	1,854,680
2042	1,697,390
27,271,150